Right of Use Assets and Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Right of Use Assets and Property, Plant and Equipment [Abstract]
Right of use assets and property, plant and equipment

11. Right of use assets and property, plant and equipment

	December 31, 2025			December 31, 2024
	Value at cost	Accumulated Depreciation	Total	Value at cost	Accumulated Depreciation	Total
Right of use - leases (1)	78,146	(42,684)	35,462	76,590	(33,558)	43,032
Computers and equipment	65,606	(43,482)	22,124	40,427	(32,753)	7,674
Improvements on leasehold properties	38,702	(15,125)	23,577	24,078	(10,837)	13,241
Furniture and fixtures	15,643	(4,829)	10,814	4,669	(1,861)	2,808
Machinery and equipment	69,882	(15,829)	54,053	54,864	(4,307)	50,557
Facilities	283	(67)	216	105	(51)	54
Total	268,265	(122,016)	146,246	200,733	(83,367)	117,366

The table below demonstrates the changes during the years presented:

As of December 31, 2025

	December 31, 2024	Additions	Depreciation for the year	December 31, 2025
Right of use - leases (1)	43,032	1,556	(9,126)	35,462
Computers and equipment	7,674	25,179	(10,729)	22,124
Improvements on leasehold properties	13,241	14,624	(4,288)	23,577
Furniture and fittings	2,808	10,974	(2,968)	10,814
Machinery and equipment	50,557	15,171	(11,672)	54,053
Facilities	54	179	(17)	216
Total	117,366	67,683	(38,800)	146,246

As of December 31, 2024

	December 31, 2023	Additions	Reclassifications	Depreciation for the year	December 31, 2024
Right of use - leases (1)	48,654	3,073	-	(8,695)	43,032
Computers and equipment	13,414	53,689	(52,114)	(7,315)	7,674
Improvements on leasehold properties	12,075	3,553	-	(2,387)	13,241
Furniture and fittings	2,777	488	-	(457)	2,808
Machinery and equipment	1,785	6	52,114	(3,348)	50,557
Facilities	65	-	-	(11)	54
Total	78,770	60,809	-	(22,213)	117,366

(1)	The Group’s lease agreements are detailed in Note 18.